Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Share capital of the Company
Summary of classes of share capital

		Allotted, called-up and fully paid
	2021	2020	2019
	$m	$m	$m
Issued Ordinary Shares ($0.25 each)	387	328	328
Redeemable Preference Shares (£1 each – £50,000)	–	–	–
At 31 December	387	328	328

Summary of movement of ordinary shares

			No. of shares
	2021	2020	2019
At 1 January	1,312,668,724	1,312,137,976	1,267,039,436
Issue of shares (share placing)	–	–	44,386,214
Issue of share capital (business combinations)	236,321,411	–	–
Issue of shares (share schemes)	410,530	530,748	712,326
At 31 December	1,549,400,665	1,312,668,724	1,312,137,976